PREPAYMENTS AND OTHER ASSETS	12 Months Ended
Mar. 31, 2022
PREPAYMENTS AND OTHER ASSETS
PREPAYMENTS AND OTHER ASSETS

Note 7 – PREPAYMENTS AND OTHER ASSETS

	As of	As of
	March 31, 2022	March 31, 2021
	USD	USD
Rental and other deposits	558,614	252,394
Prepayments to suppliers and others	323,088	309,164
Interest receivable	2,055	11,746
Staff advances	4,203	31,220
Total prepayments and other assets	887,960	604,524